Concentration (Details) - Schedule of Concentration		6 Months Ended				12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Net Revenues [Member]
Concentration Risk [Line Items]
Concentration percentage		30.00%			[1]
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration percentage		25.00%				13.00%
Customer Concentration Risk [Member] | Customer B [Member] | Net Revenues [Member]
Concentration Risk [Line Items]
Concentration percentage		15.00%			[1]
Customer Concentration Risk [Member] | Customer C [Member] | Net Revenues [Member]
Concentration Risk [Line Items]
Concentration percentage			[1]	22.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration percentage			[1]			11.00%
Customer Concentration Risk [Member] | Customer D [Member] | Net Revenues [Member]
Concentration Risk [Line Items]
Concentration percentage	[1]			29.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration percentage		30.00%				30.00%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration percentage		13.00%				[1]
Vendor Concentration [Member] | Cost of Revenues [Member] | Vendor A [Member]
Concentration Risk [Line Items]
Concentration percentage		43.00%		38.00%
Vendor Concentration [Member] | Cost of Revenues [Member] | Vendor B [Member]
Concentration Risk [Line Items]
Concentration percentage		25.00%		35.00%
Vendor Concentration [Member] | Accounts Payable [Member] | Vendor C [Member]
Concentration Risk [Line Items]
Concentration percentage		36.00%				69.00%
Vendor Concentration [Member] | Accounts Payable [Member] | Vendor D [Member]
Concentration Risk [Line Items]
Concentration percentage		28.00%				16.00%
Vendor Concentration [Member] | Accounts Payable [Member] | Vendor E [Member]
Concentration Risk [Line Items]
Concentration percentage		18.00%				10.00%

[1]	Less than 10%